ASSETS HELD FOR SALE (Details Textual) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current	$ 2,847,008	$ 2,876,054
Disposal Group, Including Discontinued Operation, Long Lived Assets, Noncurrent	400,466
Number Of Apartments Held For Sale	8
Apartment Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current	$ 2,847,008	$ 2,876,054